Finance costs	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Finance costs

24.	Finance costs

	Year ended December 31, 2024	Year ended December 31, 2023
Finance costs from
Loans	$401,781	$319,633
Lease liabilities	1,150	17,474
Guarantees fee	-	471,574
	$402,931	$808,681

The guarantee fees were charged by key management provide total endorsements and guarantees.